Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Taxation
Schedule of reconciliation of effective tax rate

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit/(loss) before income tax	12,417	54,828
Tax calculated at the applicable tax rate	(1,552)	(6,689)
Effect of different tax rates in other countries	(755)	(25)
Tax effect of expenses not deductible for tax purposes and non-taxable income	293	(630)
Tax effect of deductions under special tax regimes	1,752	5,620
Tax effect of tax losses brought forward	36	812
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(321)	(760)
Overseas tax in excess of credit claim used during the period	(491)	(418)
Income tax related to prior periods	(36)	—
Income tax expense	(1,074)	(2,090)